Income Taxes - Schedule of Income Tax Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current
Deferred
Income tax benefit	$ 0	$ 0